Borrowings (Details)	12 Months Ended	18 Months Ended
	Jun. 30, 2021 GBP (£)	Sep. 30, 2022 GBP (£)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 USD ($)
Disclosure of detailed information about borrowings
Total borrowings	£ 530,236,000			£ 525,615,000
Non-current borrowings	465,049,000			520,010,000
Current borrowings	65,187,000			5,605,000
Minimum amount of consolidated profit or loss (EBITDA) to be maintained	£ 65,000,000
Reduced minimum amount of consolidated profit or loss (EBITDA) to be maintained		£ 25,000,000
Period of time for financial maintenance covenant testing	12 months
Senior secured notes
Disclosure of detailed information about borrowings
Total borrowings	£ 304,474,000			340,417,000
Non-current borrowings	304,474,000			340,417,000
Unamortized issue costs on borrowings	3,050,000			3,044,000
Principal amount / Notional amount | $			$ 425,000,000		$ 425,000,000
Secured term loan facility
Disclosure of detailed information about borrowings
Total borrowings	160,575,000			179,593,000
Non-current borrowings	160,575,000			179,593,000
Unamortized issue costs on borrowings	2,233,000			2,241,000
Principal amount / Notional amount | $			$ 225,000,000		$ 225,000,000
Revolving facilities
Disclosure of detailed information about borrowings
Total borrowings	60,000,000			0
Undrawn borrowing facilities	140,000,000			150,000,000
Revolving facilities | 4 April 2025
Disclosure of detailed information about borrowings
Principal amount / Notional amount	150,000,000
Accrued interest on senior secured notes and revolving credit facilities
Disclosure of detailed information about borrowings
Total borrowings	£ 5,187,000			£ 5,605,000
Fixed interest rate | Senior secured notes
Disclosure of detailed information about borrowings
Borrowings, interest rate	3.79%		3.79%
Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Borrowings, interest rate basis	US dollar LIBOR
Minimum | Senior secured notes
Disclosure of detailed information about borrowings
Debt redemption, percentage of aggregate principal amount	5.00%
Minimum | Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Adjustment to interest rate basis	1.25%		1.25%
Maximum | Senior secured notes
Disclosure of detailed information about borrowings
Debt redemption, percentage of aggregate principal amount	100.00%
Maximum | Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Adjustment to interest rate basis	1.75%		1.75%